PORTFOLIO OF INVESTMENTS – as of March 31, 2022 (Unaudited)

Natixis Loomis Sayles Short Duration Income ETF

Principal Amount	Description	Value (†)
Bonds and Notes – 99.5% of Net Assets

	ABS Car Loan – 16.2%
$232,746	American Credit Acceptance Receivables Trust, 0.990%, 12/15/2025, 144A	$231,304
36,187	American Credit Acceptance Receivables Trust, Series 2019-4, Class C, 2.690%, 12/12/2025, 144A	36,222
5,537	American Credit Acceptance Receivables Trust, Series 2020-2, Class B, 2.480%, 9/13/2024, 144A	5,539
1,711	American Credit Acceptance Receivables Trust, Series 2020-3, Class B, 1.150%, 8/13/2024, 144A	1,711
10,000	American Credit Acceptance Receivables Trust, Series 2020-4, Class C, 1.310%, 12/14/2026, 144A	9,883
1,722	American Credit Acceptance Receivables Trust, Series 2021-1, Class A, 0.350%, 5/13/2024, 144A	1,721
21,254	American Credit Acceptance Receivables Trust, Series 2021-2, Class A, 0.370%, 10/15/2024, 144A	21,201
35,728	American Credit Acceptance Receivables Trust, Series 2021-3, Class A, 0.330%, 6/13/2025, 144A	35,555
35,000	American Credit Acceptance Receivables Trust, Series 2021-3, Class B, 0.660%, 2/13/2026, 144A	34,349
80,000	American Credit Acceptance Receivables Trust, Series 2021-3, Class C, 0.980%, 11/15/2027, 144A	77,008
25,447	AmeriCredit Automobile Receivables Trust, Series 2018-3, Class B, 3.580%, 10/18/2024	25,492
20,000	AmeriCredit Automobile Receivables Trust, Series 2019-2, Class B, 2.540%, 7/18/2024	20,063
28,607	AmeriCredit Automobile Receivables Trust, Series 2021-2, Class A2, 0.260%, 11/18/2024	28,493
20,000	AmeriCredit Automobile Receivables Trust, Series 2021-2, Class B, 0.690%, 1/19/2027	19,130
55,000	AmeriCredit Automobile Receivables Trust, Series 2021-3, Class C, 1.410%, 8/18/2027	51,457
85,000	AmeriCredit Automobile Receivables Trust, Series 2022-1, Class B, 2.770%, 4/19/2027	83,542
100,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class A, 3.350%, 9/22/2025, 144A	100,321
89,905	BMW Vehicle Lease Trust, Series 2021-2, Class A2, 0.190%, 11/27/2023	89,461
90,000	Canadian Pacer Auto Receivables Trust, Series 2021-1A, Class A3, 0.500%, 10/20/2025, 144A	87,094
7,511	CarMax Auto Owner Trust, Series 2019-3, Class A3, 2.180%, 8/15/2024	7,526
20,000	CarMax Auto Owner Trust, Series 2021-1, Class A3, 0.340%, 12/15/2025	19,517
135,157	CarMax Auto Owner Trust, Series 2021-3, Class A2A, 0.290%, 9/16/2024(a)	134,441
135,000	CarMax Auto Owner Trust, Series 2021-3, Class A3, 0.550%, 6/15/2026	130,834
34,912	Carvana Auto Receivables Trust, Series 2020-P1, Class A3, 0.440%, 6/09/2025	34,500
17,873	Carvana Auto Receivables Trust, Series 2021-N2, Class B, 0.750%, 3/10/2028	17,499

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	ABS Car Loan – continued
$ 30,000	Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.720%, 9/11/2028	$29,140
31,951	Carvana Auto Receivables Trust, Series 2021-P1, Class A2, 0.280%, 3/11/2024	31,914
140,000	Carvana Auto Receivables Trust, Series 2021-P1, Class A3, 0.540%, 12/10/2025(a)	137,399
95,445	Carvana Auto Receivables Trust, Series 2021-P2, Class A2, 0.300%, 7/10/2024(a)	95,098
85,000	Carvana Auto Receivables Trust, Series 2021-P3, Class A3, 0.700%, 11/10/2026	81,528
130,000	Carvana Auto Receivables Trust, Series 2021-P4, Class A3, 1.310%, 1/11/2027	125,048
12,171	CIG Auto Receivables Trust, Series 2020-1A, Class A, 0.680%, 10/12/2023, 144A	12,161
53,307	CIG Auto Receivables Trust, Series 2021-1A, Class A, 0.690%, 4/14/2025, 144A	52,730
30,000	Drive Auto Receivables Trust, Series 2021-1, Class B, 0.650%, 7/15/2025	29,733
60,000	Drive Auto Receivables Trust, Series 2021-2, Class B, 0.580%, 12/15/2025	58,511
50,000	Drive Auto Receivables Trust, Series 2021-3, Class B, 1.110%, 5/15/2026	48,534
9,291	DT Auto Owner Trust, Series 2019-2A, Class C, 3.180%, 2/18/2025, 144A	9,311
2,475	DT Auto Owner Trust, Series 2020-1A, Class B, 2.160%, 5/15/2024, 144A	2,476
15,000	DT Auto Owner Trust, Series 2020-2A, Class C, 3.280%, 3/16/2026, 144A	15,010
5,683	DT Auto Owner Trust, Series 2020-3A, Class A, 0.540%, 4/15/2024, 144A	5,674
35,000	DT Auto Owner Trust, Series 2020-3A, Class C, 1.470%, 6/15/2026, 144A	34,369
16,183	DT Auto Owner Trust, Series 2021-1A, Class A, 0.350%, 1/15/2025, 144A	16,117
25,000	DT Auto Owner Trust, Series 2021-2A, Class B, 0.810%, 1/15/2027, 144A	24,441
106,359	DT Auto Owner Trust, Series 2021-3A, Class A, 0.330%, 4/15/2025, 144A	105,331
50,000	DT Auto Owner Trust, Series 2021-4A, Class C, 1.500%, 9/15/2027, 144A	47,677
90,000	Enterprise Fleet Financing LLC, Series 2021-2, Class A2, 0.480%, 5/20/2027, 144A	87,076
25,000	Exeter Automobile Receivables Trust, Series 2020-2A, Class C, 3.280%, 5/15/2025, 144A	25,123
30,000	Exeter Automobile Receivables Trust, Series 2020-3A, Class C, 1.320%, 7/15/2025	29,759
135	Exeter Automobile Receivables Trust, Series 2021-2A, Class A2, 0.270%, 1/16/2024	135
30,000	Exeter Automobile Receivables Trust, Series 2021-2A, Class B, 0.570%, 9/15/2025	29,538
80,000	Exeter Automobile Receivables Trust, Series 2021-4A, Class B, 1.050%, 5/15/2026	77,451
10,957	First Investors Auto Owner Trust, Series 2021-1A, Class A, 0.450%, 3/16/2026, 144A	10,863

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	ABS Car Loan – continued
$ 90,000	First Investors Auto Owner Trust, Series 2022-1A, Class C, 3.130%, 5/15/2028, 144A	$87,749
10,000	Flagship Credit Auto Trust, Series 2020-2, Class C, 3.800%, 4/15/2026, 144A	10,066
15,000	Flagship Credit Auto Trust, Series 2020-4, Class C, 1.280%, 2/16/2027, 144A	14,571
26,596	Flagship Credit Auto Trust, Series 2021-1, Class A, 0.310%, 6/16/2025, 144A	26,405
30,000	Flagship Credit Auto Trust, Series 2021-2, Class B, 0.930%, 6/15/2027, 144A	28,711
65,000	Flagship Credit Auto Trust, Series 2021-2, Class C, 1.270%, 6/15/2027, 144A	61,712
238,145	Flagship Credit Auto Trust, Series 2022-1, Class A, 1.790%, 10/15/2026, 144A(a)	235,422
55,000	Ford Credit Auto Owner Trust, Series 2021-A, Class A3, 0.300%, 8/15/2025	53,693
105,000	Foursight Capital Automobile Receivables Trust, Series 2021-2, Class A3, 0.810%, 5/15/2026, 144A	101,354
25,544	GLS Auto Receivables Issuer Trust, Series 2019-4A, Class B, 2.780%, 9/16/2024, 144A	25,590
39,967	GLS Auto Receivables Issuer Trust, Series 2020-3A, Class B, 1.380%, 8/15/2024, 144A	39,946
105,000	GLS Auto Receivables Issuer Trust, Series 2021-4A, Class B, 1.530%, 4/15/2026, 144A	101,823
33,146	GM Financial Automobile Leasing Trust, Series 2020-3, Class A3, 0.450%, 8/21/2023	33,056
98,114	GM Financial Automobile Leasing Trust, Series 2021-2, Class A2, 0.220%, 7/20/2023(a)	97,787
80,000	GM Financial Automobile Leasing Trust, Series 2021-2, Class A3, 0.340%, 5/20/2024	78,666
15,821	GM Financial Consumer Automobile Receivables Trust, Series 2019-3, Class A3, 2.180%, 4/16/2024	15,862
20,000	GM Financial Consumer Automobile Receivables Trust, Series 2021-1, Class A3, 0.350%, 10/16/2025	19,582
130,358	GM Financial Consumer Automobile Receivables Trust, Series 2021-3, Class A2, 0.210%, 8/16/2024(a)	129,610
70,000	GM Financial Consumer Automobile Receivables Trust, Series 2021-4, Class A2, 0.280%, 11/18/2024	69,396
195,000	GM Financial Leasing Trust, Series 2021-1, Class A3, 0.260%, 2/20/2024(a)	193,171
16,230	Harley-Davidson Motorcycle Trust, Series 2020-A, Class A3, 1.870%, 10/15/2024	16,235
35,000	Harley-Davidson Motorcycle Trust, Series 2021-A, Class A3, 0.370%, 4/15/2026	34,583
99,268	Honda Auto Receivables Owner Trust, Series 2020-2, Class A3, 0.820%, 7/15/2024	98,589
70,000	Honda Auto Receivables Owner Trust, Series 2020-3, Class A3, 0.370%, 10/18/2024	69,067
30,000	Honda Auto Receivables Owner Trust, Series 2021-1, Class A3, 0.270%, 4/21/2025	29,384
98,153	Honda Auto Receivables Owner Trust, Series 2021-2, Class A2, 0.170%, 11/15/2023(a)	97,741
122,169	Hyundai Auto Lease Securitization Trust, Series 2021-B, Class A2, 0.190%, 10/16/2023, 144A(a)	121,321

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	ABS Car Loan – continued
$ 112,536	Hyundai Auto Receivables Trust, Series 2021-B, Class A2, 0.240%, 5/15/2024(a)	$111,887
127,530	Mercedes-Benz Auto Lease Trust, Series 2021-B, Class A2, 0.220%, 1/16/2024(a)	126,825
60,000	Mercedes-Benz Auto Lease Trust, Series 2021-B, Class A3, 0.400%, 11/15/2024	58,397
100,000	NextGear Floorplan Master Owner Trust, Series 2020-1A, Class A2, 1.550%, 2/15/2025, 144A	99,340
145,000	NextGear Floorplan Master Owner Trust, Series 2021-1A, Class A, 0.850%, 7/15/2026, 144A(a)	137,910
7,436	Nissan Auto Lease Trust, Series 2020-A, Class A3, 1.840%, 1/17/2023	7,438
49,404	Nissan Auto Lease Trust, Series 2020-B, Class A3, 0.430%, 10/16/2023	49,224
104,763	Nissan Auto Lease Trust, Series 2021-A, Class A2, 0.300%, 12/15/2023	104,150
125,522	Nissan Auto Receivables Owner Trust, Series 2021-A, Class A2, 0.160%, 2/15/2024(a)	124,833
70,000	Prestige Auto Receivables Trust, Series 2020-1A, Class C, 1.310%, 11/16/2026, 144A	69,322
45,000	Prestige Auto Receivables Trust, Series 2021-1A, Class C, 1.530%, 2/15/2028, 144A	41,090
22,035	Santander Consumer Auto Receivables Trust, Series 2020-AA, Class A, 1.370%, 10/15/2024, 144A	22,022
25,000	Santander Consumer Auto Receivables Trust, Series 2020-AA, Class C, 3.710%, 2/17/2026, 144A	25,115
6,616	Santander Drive Auto Receivables Trust, Series 2019-2, Class C, 2.900%, 10/15/2024	6,625
3,243	Santander Drive Auto Receivables Trust, Series 2020-2, Class B, 0.960%, 11/15/2024	3,242
65,000	Santander Drive Auto Receivables Trust, Series 2020-3, Class C, 1.120%, 1/15/2026	64,420
40,000	Santander Drive Auto Receivables Trust, Series 2020-4, Class C, 1.010%, 1/15/2026	39,546
41,489	Santander Drive Auto Receivables Trust, Series 2021-1, Class A3, 0.320%, 9/16/2024	41,442
60,000	Santander Drive Auto Receivables Trust, Series 2021-2, Class A3, 0.340%, 2/18/2025	59,801
45,000	Santander Drive Auto Receivables Trust, Series 2021-2, Class C, 0.900%, 6/15/2026	43,735
90,000	Santander Drive Auto Receivables Trust, Series 2021-3, Class B, 0.600%, 12/15/2025	88,470
70,000	Santander Drive Auto Receivables Trust, Series 2021-3, Class C, 0.950%, 9/15/2027	67,922
45,000	Santander Retail Auto Lease Trust, 0.970%, 3/20/2025, 144A	43,728
115,105	Santander Retail Auto Lease Trust, Series 2021-B, Class A2, 0.310%, 1/22/2024, 144A(a)	114,254
160,000	Santander Retail Auto Lease Trust, Series 2021-B, Class A3, 0.510%, 8/20/2024, 144A(a)	154,899
95,000	Toyota Auto Receivables Owner Trust, Series 2021-C, Class A3, 0.430%, 1/15/2026	90,490
125,000	Toyota Lease Owner Trust, Series 2021-B, Class A3, 0.420%, 10/21/2024, 144A	121,312

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	ABS Car Loan – continued
$ 55,000	United Auto Credit Securitization Trust, Series 2022-1, Class B, 2.100%, 3/10/2025, 144A	$54,325
210,000	Volkswagen Auto Loan Enhanced Trust, Series 2021-1, Class A3, 1.020%, 6/22/2026(a)	202,406
25,000	Westlake Automobile Receivables Trust, Series 2020-2A, Class C, 2.010%, 7/15/2025, 144A	24,834
15,000	Westlake Automobile Receivables Trust, Series 2020-3A, Class C, 1.240%, 11/17/2025, 144A	14,651
57,054	Westlake Automobile Receivables Trust, Series 2021-2A, Class A2A, 0.320%, 4/15/2025, 144A	56,573
45,000	Westlake Automobile Receivables Trust, Series 2021-2A, Class B, 0.620%, 7/15/2026, 144A	43,696
115,000	Westlake Automobile Receivables Trust, Series 2021-3A, Class C, 1.580%, 1/15/2027, 144A	110,580
60,530	World Omni Auto Receivables Trust, Series 2020-A, Class A3, 1.700%, 1/17/2023	60,588
65,000	World Omni Auto Receivables Trust, Series 2021-B, Class A3, 0.420%, 6/15/2026	62,868
84,124	World Omni Auto Receivables Trust, Series 2021-C, Class A2, 0.220%, 9/16/2024	83,509
119,435	World Omni Automobile Lease Securitization Trust, Series 2021-A, Class A2, 0.210%, 4/15/2024(a)	118,620
35,000	World Omni Select Auto Trust, Series 2020-A, Class A3, 0.550%, 7/15/2025	34,737
40,000	World Omni Select Auto Trust, Series 2021-A, Class B, 0.850%, 8/16/2027	37,868

		7,239,796

	ABS Credit Card – 0.9%
170,000	Capital One Multi-Asset Execution Trust, Series 2021-A1, Class A1, 0.550%, 7/15/2026(a)	161,831
125,000	Mercury Financial Credit Card Master Trust, Series 2022-1A, Class A, 2.500%, 9/21/2026, 144A	120,609
110,000	World Financial Network Credit Card Master Trust, Series 2019-C, Class A, 2.210%, 7/15/2026	110,297

		392,737

	ABS Other – 1.9%
126,259	CNH Equipment Trust, Series 2021-B, Class A2, 0.220%, 8/15/2024(a)	125,583
94,259	DLLAA LLC, Series 2021-1A, Class A2, 0.360%, 5/17/2024, 144A	93,560
36,959	GLS Auto Receivables Trust, Series 2021-2A, Class A, 0.310%, 11/15/2024, 144A	36,725
29,745	GreatAmerica Leasing Receivables Funding LLC, Series 2021-1, Class A2, 0.270%, 6/15/2023, 144A	29,603
155,005	HPEFS Equipment Trust, Series 2021-2A, Class AC, 0.300%, 9/20/2028, 144A(a)	153,957
175,000	Kubota Credit Owner Trust, Series 2021-2A, Class A2, 0.260%, 6/17/2024, 144A(a)	172,826
110,000	OneMain Financial Issuance Trust, Series 2020-1A, Class A, 3.840%, 5/14/2032, 144A	110,851

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	ABS Other – continued
$ 110,000	SCF Equipment Leasing LLC, Series 2022-1A, Class A3, 2.920%, 7/20/2029, 144A	$106,973

		830,078

	ABS Student Loan – 0.3%
148,213	Navient Private Education Refi Loan Trust, Series 2021-EA, Class A, 0.970%, 12/16/2069, 144A(a)	138,136

	Aerospace & Defense – 0.1%
20,000	Boeing Co. (The), 4.875%, 5/01/2025	20,633
20,000	Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025	20,214
2,000	Raytheon Technologies Corp., 3.650%, 8/16/2023	2,026

		42,873

	Agency Commercial Mortgage-Backed Securities – 0.2%
39,263	FHLMC Multifamily Structured Pass Through Certificates, Series KF81, Class AL, 1-month LIBOR + 0.360%, 0.601%, 6/25/2027(b)	39,313
28,555	FHLMC Multifamily Structured Pass Through Certificates, Series KF81, Class AS, 30-day Average SOFR + 0.400%, 0.450%, 6/25/2027(b)	28,563
5,670	FHLMC Multifamily Structured Pass Through Certificates, Series KJ28, Class A1, 1.766%, 2/25/2025	5,567

		73,443

	Airlines – 0.2%
55,000	Southwest Airlines Co., 5.250%, 5/04/2025	57,758
15,000	United Airlines, Inc., 4.375%, 4/15/2026, 144A	14,755

		72,513

	Automotive – 2.3%
40,000	American Honda Finance Corp., MTN, 0.650%, 9/08/2023	38,985
140,000	American Honda Finance Corp., MTN, 2.250%, 1/12/2029	130,545
50,000	Aptiv PLC/Aptiv Corp., 3.250%, 3/01/2032	47,390
55,000	BMW U.S. Capital LLC, 3.450%, 4/12/2023, 144A	55,735
165,000	General Motors Financial Co., Inc., 2.350%, 2/26/2027	153,880
25,000	Harley-Davidson Financial Services, Inc., 3.350%, 6/08/2025, 144A	24,575
75,000	Hyundai Capital America, 0.875%, 6/14/2024, 144A	70,801
40,000	Hyundai Capital America, 2.375%, 2/10/2023, 144A	39,869
185,000	PACCAR Financial Corp., 2.850%, 4/07/2025	184,952
25,000	PACCAR Financial Corp., MTN, 1.900%, 2/07/2023	24,965

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Automotive – continued
$ 15,000	PACCAR Financial Corp., MTN, 2.000%, 9/26/2022	$15,053
190,000	Toyota Motor Credit Corp., 3.050%, 3/22/2027	189,683
50,000	Toyota Motor Credit Corp., MTN, 0.450%, 7/22/2022	49,866

		1,026,299

	Banking – 13.5%
80,000	Ally Financial, Inc., 3.050%, 6/05/2023	80,292
115,000	American Express Co., 2.550%, 3/04/2027	111,817
110,000	Bank of America Corp., (fixed rate to 4/02/2025, variable rate thereafter), MTN, 3.384%, 4/02/2026	109,852
35,000	Bank of Montreal, SOFR Index + 0.350%, 0.592%, 12/08/2023(b)	34,823
175,000	Bank of Montreal, MTN, 1.500%, 1/10/2025	167,651
20,000	Bank of Montreal, MTN, 2.650%, 3/08/2027	19,342
35,000	Bank of New York Mellon Corp. (The), MTN, 1.600%, 4/24/2025	33,738
145,000	Bank of Nova Scotia (The), 0.700%, 4/15/2024	139,085
55,000	Bank of Nova Scotia (The), 1.950%, 2/01/2023	55,014
45,000	Bank of Nova Scotia (The), 2.951%, 3/11/2027	44,171
15,000	Canadian Imperial Bank of Commerce, 0.950%, 6/23/2023	14,720
95,000	Canadian Imperial Bank of Commerce, 1.000%, 10/18/2024	90,234
55,000	Canadian Imperial Bank of Commerce, 3.450%, 4/07/2027	54,891
70,000	Canadian Imperial Bank of Commerce, (fixed rate to 7/22/2022, variable rate thereafter), 2.606%, 7/22/2023	70,011
85,000	Capital One Financial Corp., 3.200%, 1/30/2023	85,722
160,000	Capital One Financial Corp., (fixed rate to 12/06/2023, variable rate thereafter), 1.343%, 12/06/2024	155,155
125,000	Citigroup, Inc., (fixed rate to 2/24/2027, variable rate thereafter), 3.070%, 2/24/2028	121,745
15,000	Citigroup, Inc., (fixed rate to 5/01/2024, variable rate thereafter), 0.981%, 5/01/2025	14,299
75,000	Comerica, Inc., 3.700%, 7/31/2023	75,995
125,000	Commonwealth Bank of Australia, 2.552%, 3/14/2027, 144A	121,230
225,000	Danske Bank AS, (fixed rate to 3/28/2024, variable rate thereafter), 3.773%, 3/28/2025, 144A	225,517
165,000	Deutsche Bank AG, (fixed rate to 1/07/2027, variable rate thereafter), 2.552%, 1/07/2028	152,220

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Banking – continued
$ 150,000	Deutsche Bank AG, (fixed rate to 4/01/2024, variable rate thereafter), 1.447%, 4/01/2025	$143,260
225,000	DNB Bank ASA, (fixed rate to 3/28/2024, variable rate thereafter), 2.968%, 3/28/2025, 144A	224,775
50,000	Fifth Third Bancorp, 2.600%, 6/15/2022	50,074
105,000	Goldman Sachs Group, Inc. (The), (fixed rate to 10/21/2026, variable rate thereafter), 1.948%, 10/21/2027	97,627
85,000	Goldman Sachs Group, Inc. (The), (fixed rate to 11/17/2022, variable rate thereafter), 0.627%, 11/17/2023	83,972
250,000	Goldman Sachs Group, Inc. (The), (fixed rate to 2/24/2027, variable rate thereafter), 2.640%, 2/24/2028	239,032
155,000	Goldman Sachs Group, Inc. (The), (fixed rate to 3/15/2027, variable rate thereafter), 3.615%, 3/15/2028	155,008
205,000	HSBC Holdings PLC, (fixed rate to 11/22/2026, variable rate thereafter), 2.251%, 11/22/2027	191,006
120,000	JPMorgan Chase & Co., (fixed rate to 2/24/2027, variable rate thereafter), 2.947%, 2/24/2028	117,105
110,000	JPMorgan Chase & Co., (fixed rate to 4/01/2022, variable rate thereafter), 3.207%, 4/01/2023	110,000
200,000	Lloyds Banking Group PLC, (fixed rate to 3/18/2025, variable rate thereafter), 3.511%, 3/18/2026	199,020
80,000	Macquarie Bank Ltd., 2.100%, 10/17/2022, 144A	80,013
120,000	Macquarie Group Ltd., (fixed rate to 10/14/2024, variable rate thereafter), 1.201%, 10/14/2025, 144A	113,417
225,000	Macquarie Group Ltd., (fixed rate to 6/21/2027, variable rate thereafter), 4.098%, 6/21/2028, 144A	224,078
110,000	Mitsubishi UFJ Financial Group, Inc., 2.665%, 7/25/2022	110,435
235,000	Mitsubishi UFJ Financial Group, Inc., (fixed rate to 1/19/2027, variable rate thereafter), 2.341%, 1/19/2028	221,954
120,000	Morgan Stanley, (fixed rate to 1/25/2023, variable rate thereafter), MTN, 0.529%, 1/25/2024	118,048
250,000	National Australia Bank Ltd., 1.388%, 1/12/2025, 144A	239,382
225,000	NatWest Markets PLC, 3.479%, 3/22/2025, 144A	224,246
35,000	Royal Bank of Canada, 0.650%, 7/29/2024	33,283
60,000	Royal Bank of Canada, GMTN, SOFR Index + 0.300%, 0.420%, 1/19/2024(b)	59,621
20,000	Royal Bank of Canada, GMTN, 0.750%, 10/07/2024	18,972
120,000	Royal Bank of Canada, GMTN, 1.600%, 1/21/2025	115,342
55,000	Santander Holdings USA, Inc., 3.450%, 6/02/2025	54,602
235,000	Societe Generale S.A., (fixed rate to 1/19/2027, variable rate thereafter), 2.797%, 1/19/2028, 144A	219,936

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Banking – continued
$ 85,000	State Street Corp., (fixed rate to 2/07/2027, variable rate thereafter), 2.203%, 2/07/2028	$81,450
210,000	Swedbank AB, 3.356%, 4/04/2025, 144A	210,647
65,000	Synchrony Financial, 2.850%, 7/25/2022	65,178
15,000	Synchrony Financial, 4.375%, 3/19/2024	15,278
40,000	Toronto-Dominion Bank (The), MTN, SOFR + 0.240%, 0.336%, 1/06/2023(b)	39,930
40,000	Truist Financial Corp., MTN, 3.050%, 6/20/2022	40,093
80,000	Wells Fargo & Co., (fixed rate to 3/24/2027, variable rate thereafter), MTN, 3.526%, 3/24/2028	79,839
120,000	Westpac Banking Corp., 1.953%, 11/20/2028	110,528

		6,064,675

	Brokerage – 0.9%
70,000	Blackstone Holdings Finance Co. LLC, 1.625%, 8/05/2028, 144A	62,489
125,000	Charles Schwab Corp. (The), 2.450%, 3/03/2027	121,346
235,000	Nomura Holdings, Inc., 2.329%, 1/22/2027	219,810

		403,645

	Building Materials – 0.2%
85,000	Fortune Brands Home & Security, Inc., 4.000%, 3/25/2032	85,131

	Collateralized Mortgage Obligations – 0.9%
944	Government National Mortgage Association, Series 2011-H23, Class HA, 3.000%, 12/20/2061(c)(d)	926
645	Government National Mortgage Association, Series 2012-H28, Class FA, 1-month LIBOR + 0.580%, 0.686%, 9/20/2062(b)(c)(d)	638
2,255	Government National Mortgage Association, Series 2013-H04, Class BA, 1.650%, 2/20/2063(c)(d)	2,237
218	Government National Mortgage Association, Series 2013-H10, Class LA, 2.500%, 4/20/2063(c)(d)	213
3,499	Government National Mortgage Association, Series 2013-H11, Class JA, 3.500%, 4/20/2063(c)(d)	3,498
14,989	Government National Mortgage Association, Series 2016-H13, Class FT, 1-month LIBOR + 0.580%, 0.686%, 5/20/2066(b)(c)(d)	14,894
4,461	Government National Mortgage Association, Series 2018-H02, Class FJ, 1-month LIBOR + 0.200%, 0.306%, 10/20/2064(b)(c)(d)	4,419
40,256	Government National Mortgage Association, Series 2019-H01, Class FJ, 1-month LIBOR + 0.300%, 0.406%, 9/20/2068(b)	40,094
35,252	Government National Mortgage Association, Series 2019-H01, Class FT, 1-month LIBOR + 0.400%, 0.506%, 10/20/2068(b)	35,123
48,855	Government National Mortgage Association, Series 2019-H0A, Class FT, 1-year CMT + 0.430%, 1.120%, 4/20/2069(b)	48,887
97,943	Government National Mortgage Association, Series 2019-H13, Class FT, 1-year CMT + 0.450%, 1.140%, 8/20/2069(b)	97,872

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Collateralized Mortgage Obligations – continued
$ 171,026	Government National Mortgage Association, Series 2020-HO1, Class FT, 1-year CMT + 0.500%, 0.710%, 1/20/2070(a)(b)	$173,083

		421,884

	Construction Machinery – 0.5%
75,000	Caterpillar Financial Services Corp., MTN, 1.950%, 11/18/2022	75,235
80,000	CNH Industrial Capital LLC, 1.950%, 7/02/2023	79,173
60,000	John Deere Capital Corp., MTN, 2.350%, 3/08/2027	58,342
30,000	John Deere Capital Corp., MTN, 2.950%, 4/01/2022	30,000

		242,750

	Consumer Cyclical Services – 0.1%
31,000	Expedia Group, Inc., 6.250%, 5/01/2025, 144A	33,143

	Consumer Products – 0.3%
110,000	Brunswick Corp., 4.400%, 9/15/2032	108,751
30,000	Newell Brands, Inc., 4.100%, 4/01/2023	30,293

		139,044

	Diversified Manufacturing – 0.1%
35,000	Amphenol Corp., 2.050%, 3/01/2025	34,048

	Electric – 4.1%
45,000	AES Corp. (The), 3.300%, 7/15/2025, 144A	44,150
25,000	Alliant Energy Finance LLC, 3.750%, 6/15/2023, 144A	25,277
60,000	American Electric Power Co., Inc., 2.031%, 3/15/2024	58,961
65,000	American Electric Power Co., Inc., Series A, 3-month LIBOR + 0.480%, 0.797%, 11/01/2023(b)	64,918
85,000	Consolidated Edison, Inc., Series A, 0.650%, 12/01/2023	82,996
30,000	Dominion Energy, Inc., 3.071%, 8/15/2024	29,938
65,000	Dominion Energy, Inc., Series D, 3-month LIBOR + 0.530%, 1.356%, 9/15/2023(b)	64,882
5,000	Edison International, 4.950%, 4/15/2025	5,115
200,000	Entergy Louisiana LLC, 0.950%, 10/01/2024	190,588
45,000	Eversource Energy, Series N, 3.800%, 12/01/2023	45,656
175,000	Fells Point Funding Trust, 3.046%, 1/31/2027, 144A	167,756

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Electric – continued
$ 105,000	National Rural Utilities Cooperative Finance Corp., 1.875%, 2/07/2025	$101,724
125,000	NextEra Energy Capital Holdings, Inc., 3-month LIBOR + 0.270%, 0.750%, 2/22/2023(b)	124,564
210,000	NextEra Energy Capital Holdings, Inc., 2.940%, 3/21/2024	210,097
15,000	Pacific Gas & Electric Co., SOFR Index + 1.150%, 1.338%, 11/14/2022(b)	15,004
110,000	Pacific Gas & Electric Co., 3.250%, 2/16/2024	109,488
25,000	Public Service Electric & Gas Co., MTN, 3.100%, 3/15/2032	24,698
40,000	Puget Energy, Inc., 4.224%, 3/15/2032	40,081
65,000	Southern California Edison Co., 0.700%, 8/01/2023	63,313
40,000	Southern California Edison Co., SOFR + 0.470%, 0.702%, 12/02/2022(b)	40,005
65,000	Southern California Edison Co., 1.100%, 4/01/2024	62,724
85,000	Southern Co. (The), Series 21-A, 0.600%, 2/26/2024	81,703
110,000	WEC Energy Group, Inc., 0.800%, 3/15/2024	105,557
90,000	Xcel Energy, Inc., 0.500%, 10/15/2023	87,166

		1,846,361

	Finance Companies – 3.0%
80,000	Air Lease Corp., 0.800%, 8/18/2024	75,343
40,000	Air Lease Corp., MTN, 0.700%, 2/15/2024	38,212
40,000	Aircastle Ltd., 2.850%, 1/26/2028, 144A	35,932
30,000	Ares Capital Corp., 2.875%, 6/15/2028	26,559
70,000	Aviation Capital Group LLC, 3.875%, 5/01/2023, 144A	70,306
35,000	Avolon Holdings Funding Ltd., 5.500%, 1/15/2026, 144A	36,122
60,000	Bain Capital Specialty Finance, Inc., 2.550%, 10/13/2026	54,105
20,000	Barings BDC, Inc., 3.300%, 11/23/2026, 144A	18,467
65,000	Blackstone Private Credit Fund, 1.750%, 9/15/2024, 144A	61,066
125,000	Blackstone Private Credit Fund, 2.625%, 12/15/2026, 144A	112,495
70,000	Blackstone Secured Lending Fund, 2.850%, 9/30/2028, 144A	60,675
85,000	FS KKR Capital Corp., 3.250%, 7/15/2027	78,462

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Finance Companies – continued
$ 15,000	FS KKR Capital Corp., 4.250%, 2/14/2025, 144A	$14,756
40,000	GATX Corp., 3.500%, 6/01/2032	38,569
110,000	Golub Capital BDC, Inc., 2.500%, 8/24/2026	101,054
70,000	Hercules Capital, Inc., 3.375%, 1/20/2027	65,715
90,000	Main Street Capital Corp., 3.000%, 7/14/2026	83,442
75,000	Morgan Stanley Direct Lending Fund, 4.500%, 2/11/2027, 144A	71,145
50,000	Oaktree Specialty Lending Corp., 3.500%, 2/25/2025	48,812
30,000	Owl Rock Capital Corp., 3.750%, 7/22/2025	29,018
70,000	OWL Rock Core Income Corp., 5.500%, 3/21/2025, 144A	69,822
110,000	Owl Rock Technology Finance Corp., 4.750%, 12/15/2025, 144A	108,572
50,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033, 144A	43,795

		1,342,444

	Financial Other – 0.3%
55,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.250%, 5/15/2027	53,978
85,000	ORIX Corp., 2.900%, 7/18/2022	85,321

		139,299

	Food & Beverage – 0.2%
50,000	JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.000%, 5/15/2032, 144A	45,001
60,000	Keurig Dr Pepper, Inc., 0.750%, 3/15/2024	57,790

		102,791

	Gaming – 0.2%
65,000	GLP Capital LP/GLP Financing II, Inc., 5.250%, 6/01/2025	66,905

	Government Owned - No Guarantee – 0.4%
200,000	NBN Co. Ltd., 0.875%, 10/08/2024, 144A	189,291

	Health Insurance – 0.3%
125,000	Humana, Inc., 0.650%, 8/03/2023	121,949

	Healthcare – 0.7%
70,000	Baxter International, Inc., 2.272%, 12/01/2028, 144A	64,848

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Healthcare – continued
$ 55,000	Cigna Corp., 3.750%, 7/15/2023	$55,803
70,000	HCA, Inc., 3.125%, 3/15/2027, 144A	68,396
145,000	Illumina, Inc., 0.550%, 3/23/2023	142,232

		331,279

	Home Construction – 0.0%
20,000	Forestar Group, Inc., 3.850%, 5/15/2026, 144A	18,650

	Independent Energy – 0.5%
100,000	ConocoPhillips Co., 2.400%, 3/07/2025	98,849
55,000	EQT Corp., 6.625%, 2/01/2025	58,095
50,000	Pioneer Natural Resources Co., 0.550%, 5/15/2023	48,887

		205,831

	Life Insurance – 6.7%
25,000	AIG Global Funding, 0.650%, 6/17/2024, 144A	23,778
95,000	AIG Global Funding, 2.300%, 7/01/2022, 144A	95,173
125,000	Athene Global Funding, 1.716%, 1/07/2025, 144A	119,122
80,000	Athene Global Funding, 2.500%, 3/24/2028, 144A	73,677
95,000	Brighthouse Financial Global Funding, 1.200%, 12/15/2023, 144A	92,239
120,000	Brighthouse Financial Global Funding, 1.750%, 1/13/2025, 144A	114,193
225,000	Corebridge Financial, Inc., 3.650%, 4/05/2027, 144A	224,685
95,000	Equitable Financial Life Global Funding, 0.500%, 4/06/2023, 144A	93,308
42,000	Equitable Holdings, Inc., 3.900%, 4/20/2023	42,564
200,000	F&G Global Funding, 0.900%, 9/20/2024, 144A	188,535
235,000	GA Global Funding Trust, 2.250%, 1/06/2027, 144A	219,373
40,000	Guardian Life Global Funding, 1.100%, 6/23/2025, 144A	37,631
45,000	Guardian Life Global Funding, 3.400%, 4/25/2023, 144A	45,705
20,000	Jackson National Life Global Funding, 3.875%, 6/11/2025, 144A	20,327
45,000	Lincoln National Corp., 3.400%, 3/01/2032	43,406
75,000	Manulife Financial Corp., 3.703%, 3/16/2032	75,679

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Life Insurance – continued
$ 150,000	Met Tower Global Funding, 0.700%, 4/05/2024, 144A	$143,646
235,000	Metropolitan Life Global Funding I, 1.875%, 1/11/2027, 144A	220,767
120,000	New York Life Global Funding, SOFR + 0.220%, 0.378%, 2/02/2023, 144A(b)	119,868
145,000	Northwestern Mutual Global Funding, 0.600%, 3/25/2024, 144A(a)	138,861
200,000	Pricoa Global Funding I, 1.200%, 9/01/2026, 144A	183,394
175,000	Principal Life Global Funding II, 0.500%, 1/08/2024, 144A	168,054
150,000	Protective Life Global Funding, 0.502%, 4/12/2023, 144A	147,573
195,000	Protective Life Global Funding, 1.646%, 1/13/2025, 144A	186,771
45,000	Reliance Standard Life Global Funding II, 2.150%, 1/21/2023, 144A	45,059
90,000	RGA Global Funding, 2.700%, 1/18/2029, 144A	84,717
70,000	Security Benefit Global Funding, 1.250%, 5/17/2024, 144A	66,893

		3,014,998

	Lodging – 0.2%
65,000	Hyatt Hotels Corp., 1.300%, 10/01/2023	63,342
30,000	Hyatt Hotels Corp., (Step to 5.625% on 4/23/2022), 5.375%, 4/23/2025	31,491

		94,833

	Media Entertainment – 0.5%
70,000	Magallanes, Inc., 3.428%, 3/15/2024, 144A	70,384
160,000	Magallanes, Inc., 3.755%, 3/15/2027, 144A	159,768

		230,152

	Metals & Mining – 0.1%
65,000	Glencore Funding LLC, 4.125%, 3/12/2024, 144A	65,878

	Midstream – 1.4%
125,000	Enbridge, Inc., SOFR + 0.400%, 0.597%, 2/17/2023(b)	124,868
100,000	Enbridge, Inc., 2.150%, 2/16/2024	98,707
55,000	Gray Oak Pipeline LLC, 2.600%, 10/15/2025, 144A	52,767
55,000	Midwest Connector Capital Co. LLC, 3.625%, 4/01/2022, 144A	55,000
90,000	MPLX LP, 3.375%, 3/15/2023	90,673

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Midstream – continued
$ 30,000	Targa Resources Corp., 4.200%, 2/01/2033	$30,274
200,000	TransCanada PipeLines Ltd., 1.000%, 10/12/2024	190,012

		642,301

	Natural Gas – 0.8%
60,000	Atmos Energy Corp., 0.625%, 3/09/2023	59,108
75,000	CenterPoint Energy Resources Corp., 0.700%, 3/02/2023	73,900
140,000	ONE Gas, Inc., 0.850%, 3/11/2023	138,090
40,000	Sempra Energy, 3.700%, 4/01/2029	40,194
55,000	Southwest Gas Corp., 4.050%, 3/15/2032	54,848

		366,140

	Non-Agency Commercial Mortgage-Backed Securities – 1.0%
118,788	Benchmark Mortgage Trust, Series 2019-B10, Class A1, 2.793%, 3/15/2062	118,572
100,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class A2, 3.953%, 9/15/2037, 144A	98,288
120,000	Morgan Stanley Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2012-CKSV, Class A2, 3.277%, 10/15/2030, 144A	118,759
100,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A4, 4.152%, 8/15/2046(e)	100,552

		436,171

	Packaging – 0.4%
165,000	Sonoco Products Co., 1.800%, 2/01/2025	158,117

	Pharmaceuticals – 1.4%
125,000	Amgen, Inc., 3.000%, 2/22/2029	122,709
95,000	AstraZeneca PLC, 3.500%, 8/17/2023	96,454
80,000	Bayer U.S. Finance II LLC, 3.375%, 7/15/2024, 144A	80,297
10,000	Bristol-Myers Squibb Co., 2.000%, 8/01/2022	10,017
70,000	Bristol-Myers Squibb Co., 3.550%, 8/15/2022	70,567
245,000	Roche Holdings, Inc., 2.132%, 3/10/2025, 144A	240,152

		620,196

	Property & Casualty Insurance – 0.6%
30,000	Allstate Corp. (The), 3-month LIBOR + 0.630%, 1.613%, 3/29/2023(b)	30,048

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Property & Casualty Insurance – continued
$ 80,000	AON Corp., 2.200%, 11/15/2022	$80,147
45,000	Assurant, Inc., 4.200%, 9/27/2023	45,756
85,000	Brown & Brown, Inc., 4.200%, 3/17/2032	86,365
35,000	Trustage Financial Group, Inc., 4.625%, 4/15/2032, 144A	35,119

		277,435

	Railroads – 0.2%
100,000	Canadian Pacific Railway Co., 1.350%, 12/02/2024	95,880

	REITs - Health Care – 0.1%
50,000	Welltower, Inc., 3.850%, 6/15/2032	50,349

	REITs - Mortgage – 0.3%
45,000	Starwood Property Trust, Inc., 5.500%, 11/01/2023, 144A	45,767
95,000	Starwood Property Trust, Inc., Series 2022-17, Class IO, 3.750%, 12/31/2024, 144A	92,150

		137,917

	REITs - Office Property – 0.3%
65,000	Office Properties Income Trust, 3.450%, 10/15/2031	56,000
55,000	Office Properties Income Trust, 4.500%, 2/01/2025	54,893

		110,893

	REITs - Shopping Centers – 0.1%
40,000	Federal Realty Investment Trust, 3.950%, 1/15/2024	40,518

	REITs - Storage – 0.1%
30,000	Extra Space Storage LP, 3.900%, 4/01/2029	30,062

	Retailers – 0.8%
65,000	7-Eleven, Inc., 0.625%, 2/10/2023, 144A	63,987
15,000	Advance Auto Parts, Inc., 3.500%, 3/15/2032	14,392
55,000	AutoNation, Inc., 3.850%, 3/01/2032	53,243
85,000	Home Depot, Inc. (The), 2.875%, 4/15/2027	84,681
20,000	Tapestry, Inc., 3.050%, 3/15/2032	18,175
135,000	Walgreens Boots Alliance, Inc., 0.950%, 11/17/2023	131,547

		366,025

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Technology – 3.3%
$ 115,000	Broadcom, Inc., 4.000%, 4/15/2029, 144A	$114,944
80,000	Dell International LLC/EMC Corp., 5.850%, 7/15/2025	85,387
100,000	DXC Technology Co., 1.800%, 9/15/2026	91,666
105,000	Genpact Luxembourg S.a.r.l., 3.700%, 4/01/2022	105,000
60,000	Global Payments, Inc., 1.500%, 11/15/2024	57,362
110,000	HP, Inc., 4.000%, 4/15/2029	109,589
80,000	Infor, Inc., 1.450%, 7/15/2023, 144A	78,376
90,000	Marvell Technology, Inc., 4.200%, 6/22/2023	91,446
75,000	Microchip Technology, Inc., 2.670%, 9/01/2023	74,749
35,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 3.150%, 5/01/2027, 144A	33,957
25,000	Qorvo, Inc., 1.750%, 12/15/2024, 144A	23,847
245,000	S&P Global, Inc., 2.450%, 3/01/2027, 144A	238,405
65,000	Seagate HDD Cayman, 4.875%, 3/01/2024	66,300
80,000	Skyworks Solutions, Inc., 0.900%, 6/01/2023	78,214
175,000	VMware, Inc., 0.600%, 8/15/2023	170,072
20,000	Western Digital Corp., 2.850%, 2/01/2029	18,272
55,000	Western Union Co. (The), 4.250%, 6/09/2023	55,854

		1,493,440

	Tobacco – 0.5%
225,000	BAT International Finance PLC, 4.448%, 3/16/2028	225,479

	Transportation Services – 0.6%
50,000	Element Fleet Management Corp., 3.850%, 6/15/2025, 144A	50,046
30,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.125%, 8/01/2023, 144A	30,363
55,000	Ryder System, Inc., 2.850%, 3/01/2027	53,332
50,000	Ryder System, Inc., MTN, 4.625%, 6/01/2025	51,758
100,000	Triton Container International Ltd., 0.800%, 8/01/2023, 144A	96,763

		282,262

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Treasuries – 31.3%
$ 2,890,000	U.S. Treasury Note, 0.125%, 11/30/2022(a)	$2,867,083
120,000	U.S. Treasury Note, 0.125%, 2/28/2023(a)	118,388
3,180,000	U.S. Treasury Note, 0.125%, 3/31/2023(a)	3,130,437
705,000	U.S. Treasury Note, 0.125%, 4/30/2023(a)	692,552
1,845,000	U.S. Treasury Note, 0.125%, 7/31/2023(a)	1,798,515
600,000	U.S. Treasury Note, 0.250%, 9/30/2023(a)	583,336
1,435,000	U.S. Treasury Note, 0.375%, 10/31/2023(a)	1,394,753
415,000	U.S. Treasury Note, 0.375%, 9/15/2024(a)	394,266
1,120,000	U.S. Treasury Note, 0.750%, 12/31/2023(a)	1,090,950
685,000	U.S. Treasury Note, 0.875%, 1/31/2024	667,554
965,000	U.S. Treasury Note, 1.000%, 12/15/2024	927,380
370,000	U.S. Treasury Note, 1.500%, 1/31/2027	353,581

		14,018,795

	Wireless – 0.2%
95,000	Crown Castle International Corp., 2.900%, 3/15/2027	91,843

	Wirelines – 0.3%
85,000	Bell Telephone Co. of Canada/Bell Canada (The), 0.750%, 3/17/2024	81,950
50,000	Verizon Communications, Inc., 3.000%, 3/22/2027	49,416

		131,366

	Total Bonds and Notes (Identified Cost $45,642,149)	44,586,045

Short-Term Investments – 1.2%
544,774	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2022 at 0.000% to be repurchased at $544,774 on 4/01/2022 collateralized by $445,800 U.S. Treasury Bond, 4.250% due 11/15/2040 valued at $555,787 including accrued interest(f) (Identified Cost $544,774)	544,774

	Total Investments – 100.7% (Identified Cost $46,186,923)	45,130,819
	Other assets less liabilities – (0.7)%	(330,235)

	Net Assets – 100.0%	$44,800,584

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or sub-adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or sub-adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or sub-adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(b)	Variable rate security. Rate as of March 31, 2022 is disclosed.
(c)	Level 3 security. Value has been determined using significant unobservable inputs.
(d)	Fair valued by the Fund’s adviser. At March 31, 2022, the value of these securities amounted to $26,825 or 0.1% of net assets.
(e)

Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of March 31, 2022 is disclosed.

(f)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2022, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A

All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, the value of Rule 144A holdings amounted to $12,251,324 or 27.3% of net assets.

ABS	Asset-Backed Securities
CMT	Constant Maturity Treasury
FHLMC	Federal Home Loan Mortgage Corp.
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
SOFR	Secured Overnight Financing Rate

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At March 31, 2022, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2 Year U.S. Treasury Note	6/30/2022	35	$7,508,378	$7,417,266	$(91,112)

At March 31, 2022, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Year U.S. Treasury Note	6/21/2022	30	$3,783,640	$3,686,250	$97,390

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2022, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Collateralized Mortgage Obligations	$—	$395,059	$26,825	(a)	$421,884
All Other Bonds and Notes*	—	44,164,161	—		44,164,161

Total Bonds and Notes	—	44,559,220	26,825		44,586,045

Short-Term Investments	—	544,774	—		544,774

Total Investments	—	45,103,994	26,825		45,130,819

Futures Contracts (unrealized appreciation)	97,390	—	—		97,390

Total	$97,390	$45,103,994	$26,825		$45,228,209

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(91,112)	$—	$—	$(91,112)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Fair valued by the Fund’s adviser.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. The Fund’s adviser may use internally developed models to validate broker-dealer bid prices that are only available from a single broker or market maker. Such securities are considered and classified as fair valued. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2021 and/or March 31, 2022:

Asset Valuation Inputs

Investments in Securities	Balance as of December 31, 2021	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2022	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2022
Bonds and Notes
Collateralized Mortgage Obligations	$35,310	$—	$(168)	$(106)	$11	$(8,222)	$—	$—	$26,825	$(210)

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used at period end include futures contracts.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. As of March 31, 2022, the Fund used futures contracts to manage duration.

The following is a summary of derivative instruments for the Fund, as of March 31, 2022:

Assets	Unrealized appreciation on futures contracts
Exchange-traded asset derivatives
Interest rate contracts	$97,390
Liabilities	Unrealized depreciation on futures contracts
Exchange-traded liability derivatives
Interest rate contracts	$(91,112)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, as of March 31, 2022:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$58,000	$58,000

Industry Summary at March 31, 2022 (Unaudited)

Treasuries	31.3%
ABS Car Loan	16.2
Banking	13.5
Life Insurance	6.7
Electric	4.1
Technology	3.3
Finance Companies	3.0
Automotive	2.3
Other Investments, less than 2% each	19.1
Short-Term Investments	1.2

Total Investments	100.7
Other assets less liabilities (including futures contracts)	(0.7)

Net Assets	100.0%